Components of Income Before Income Tax Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ 4,735	$ 3,151
Foreign	1,368	(2,989)
Income before income taxes	$ 6,103	$ 162